Commitments and Contingencies (Details) $ in Millions		12 Months Ended
	Aug. 16, 2022 USD ($)	Dec. 31, 2020 USD ($) item	Jun. 01, 2022	Jan. 28, 2021 USD ($)	Sep. 30, 2020 USD ($)	Jul. 19, 2019 USD ($)
Loss Contingencies [Line Items]
Settlement in principle, subject to finalizing a settlement agreement and approval of the Court		$ 1.7			$ 5.0	$ 5.0
Number of plaintiffs | item		1
Settlement payable		$ 1.3
Gain contingency		$ 0.4
Judgment amount	$ 16.4
Prejudgment interest rate	6.00%
Post judgment interest rate	9.00%
Silk EV Note | Convertible Debt
Loss Contingencies [Line Items]
Interest rate			6.00%	6.00%
Silk EV | Convertible promissory note and interest
Loss Contingencies [Line Items]
Cost				$ 15.0